Equity (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (Loss) on Investments	$ (67)	$ 5	$ (489)
Net investment income	3,111	3,001	2,984
Net derivative gains (losses)	(5,770)	(497)	294
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(4,465)	1,165	1,068
Provision for income tax expense (benefit)	1,690	(247)	(261)
Net income (loss)	(2,775)	918	807
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	8	(46)	6
Unrealized Investment Gains (Losses), Net of Related Offsets | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (Loss) on Investments	(39)	(81)	(6)
Net investment income	3	13	13
Net derivative gains (losses)	6	(10)	4
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(30)	(78)	11
Provision for income tax expense (benefit)	10	28	(4)
Net income (loss)	(20)	(50)	7
Unrealized Gains (Losses) on Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	43	6	(2)
Provision for income tax expense (benefit)	(15)	(2)	1
Net income (loss)	28	4	(1)
Interest rate swaps | Unrealized Gains (Losses) on Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income	3	1	1
Net derivative gains (losses)	33	1	1
Interest rate forwards | Unrealized Gains (Losses) on Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income	2	2	1
Net derivative gains (losses)	2	2	1
Foreign currency swaps | Unrealized Gains (Losses) on Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)	$ 3	$ 0	$ (6)